Shareholder Fees	Oct. 28, 2025
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)